2. Summary of Significant Accounting Policies (Detail) - Assets and Liabilities Measured On a Recurring Basis (USD $)	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 03, 2012
Derivative liabilities (Note 5)	$ (141,853)	$ 537,138	$ (245,285)	$ 395,285
Total			$ (245,285)	$ 395,285